Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 2,860,628	$ 7,482,773
Investments	9,992,900
Less: Short-term portion	516,584	715,474
Total current assets	13,370,112	8,198,247
Prepaid expenses - long term	383,390	300,000
Intangible assets, net	704,561	808,604
Other assets		50,000
Total assets	14,458,063	9,356,851
Current liabilities:
Accounts payable	605,600	923,239
Accrued expenses	1,175,705	1,685,409
Accrued license acquisition		250,000
Accrued interest and financing expense	1,146,251	743,840
Due to officers - short term	600,000	600,000
Warrant liability		373,599
Total current liabilities	3,527,556	4,576,087
Due to officers - long term	3,523,733	4,123,732
Total liabilities	7,051,289	8,699,819
Commitments and contingencies
Shareholders' equity:
Treasury stock, 2,641,693 ordinary shares	(2,932,000)	(2,932,000)
Additional paid in capital	47,855,521	31,659,017
Accumulated deficit	(37,516,747)	(28,069,985)
Total shareholders' equity	7,406,774	657,032
Total liabilities and shareholders' equity	14,458,063	9,356,851
ADS
Shareholders' equity:
Ordinary shares, no par value per share, 500,000,000,000 ordinary shares authorized - 24,233,024,799 (4,846,605 ADS's) ordinary shares issued and outstanding at December 31, 2022 and 3,354,650,799 (670,930 ADS's) at December 31, 2021	$ 0	$ 0